Accounting Policies, by Policy (Policies)	3 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Basis of preparation of the interim consolidated financial statements
a.	Basis of preparation of the interim consolidated financial statements:

The interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles for the preparation of financial statements for interim periods, as prescribed in IAS 34, “Interim Financial Reporting”.

Forthcoming requirements
b.	Forthcoming requirements

Presentation and Disclosure in Financial Statements – IFRS 18

In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements (“IFRS 18”) which replaces IAS 1 Presentation of Financial Statements. IFRS 18 requires an entity to classify all income and expenses within its statement of profit and loss into one of five categories: operating; investing; financing; income taxes; and discontinued operations. The first three categories are new. These categories are complemented by the requirement to present subtotals for “operating profit or loss,” profit or loss before financing income and taxes” and “profit or loss” IFRS 18, and the amendments to the other standards, is effective for reporting periods beginning on or after January 1, 2027, but earlier application is permitted.

The Company is currently assessing the impact of the Standard on its financial statements. As of March 31, 2026, the Company does not have impact on its financial statement.